Derivative Instruments And Hedging Activities (Net Investment Hedges) (Detail) (JPY ¥) In Billions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Derivative [Line items]
Other comprehensive income (loss)	¥ 4	¥ 15	¥ 19	¥ 21
Long-term borrowings [Member]
Derivative [Line items]
Other comprehensive income (loss)	3	7	8	11
Foreign exchange contracts [Member]
Derivative [Line items]
Other comprehensive income (loss)	¥ 1	¥ 8	¥ 11	¥ 10